INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Operating loss carryforwards	$ 18,980	$ 19,784
Capital loss carryforwards	143	161
Allowance for doubtful accounts	36	21
Tax credit carryforwards	571	554
Accrued expenses	509	572
Total deferred tax assets	20,239	21,092
Deferred tax liabilities:
Depreciation of property and equipment	(87)	(134)
Deferred tax assets net of deferred tax liabilities before valuation allowance	20,152	20,958
Valuation allowance	(20,021)	(20,844)
Deferred tax assets, net	131	114
Change in valuation allowance	(823)	63
The Netherlands [Member]
Deferred tax liabilities:
Net operating loss carry forward	22,493
The Netherlands [Member] | Minimum [Member]
Deferred tax liabilities:
Net operating loss carry forward expiration dates	Dec. 31, 2016
The Netherlands [Member] | Maximum [Member]
Deferred tax liabilities:
Net operating loss carry forward expiration dates	Dec. 31, 2022
United States [Member]
Deferred tax liabilities:
Net operating loss carry forward	30,952
Tax credit carryforwards	571
United States [Member] | Minimum [Member]
Deferred tax liabilities:
Tax credit carryforwards, expiration dates	Dec. 31, 2024
Net operating loss carry forward expiration dates	Dec. 31, 2025
United States [Member] | Maximum [Member]
Deferred tax liabilities:
Tax credit carryforwards, expiration dates	Dec. 31, 2028
Net operating loss carry forward expiration dates	Dec. 31, 2034
Israel [Member]
Deferred tax assets:
Capital loss carryforwards	574
Deferred tax liabilities:
Net operating loss carry forward	$ 4,216